Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Right of Use Assets
Schedule of reconciliation of changes in right of use assets, interest expense, lease expense not capitalized in lease liabilities and total cash outflows for all leases

	Leasehold	Warehouse	Office
EUR’000	equipment	facilities	space	Total
Cost 2023
Beginning of financial year	464	—	1,681	2,145
Acquisition of businesses	—	421	612	1,033
Exchange differences	—	(12)	(32)	(44)
31 December 2023	464	409	2,261	3,134
Accumulated depreciation
Beginning of financial year	381	—	1,477	1,858
Amortisation charge	83	30	221	334
Exchange differences	—	(6)	(25)	(31)
31 December 2023	464	24	1,673	2,161
Net book value	—	385	588	973

	Leasehold	Office
EUR’000	equipment	space	Total
Cost 2022
Beginning of financial year	—	1,572	1,572
Movement during the year	464	109	573
31 December 2022	464	1,681	2,145
Accumulated depreciation
Beginning of financial year	—	1,108	1,108
Amortisation charge	381	369	750
31 December 2022	381	1,477	1,858
Net book value	83	204	287

	Office
EUR’000	space	Total
Cost 2021
Beginning of financial year	1,572	1,572
31 December 2021	1,572	1,572
Accumulated depreciation
Beginning of financial year	832	832
Amortisation charge	276	276
31 December 2021	1,108	1,108
Net book value	464	464

a. Interest expense

EUR’000	2023	2022	2021
Interest expense on lease liabilities (vessels and office)	25	21	30

b. Lease expense not capitalised in lease liabilities

EUR’000	2023	2022	2021
Short-term lease expense	180	53	34

c. Total cash outflow for all leases in 2023, 2022 and 2021 were EUR 283 thousand, EUR 728 thousand and EUR 315 thousand respectively, excluding variable lease fee (refer to Note 24).

EUR’000	2023	2022	2021
Repayment of lease liability	283	728	315
Rental above standby rate	—	—	196
Cash outflow for leases that are not capitalised	180	53	34
	463	781	545